November 13, 2007

Securities and Exchange Commission
450 Fifth Street Northwest
Washington, D.C.  20549-1004



TO WHOM IT MAY CONCERN:

    Pursuant to the requirements of the Securities Exchange Act of 1934, we are transmitting herewith the attached Form 10-QSB for AEI INCOME & GROWTH FUND 26 LLC COMMISSION FILE NO. 000-51823.



Sincerely,

AEI Fund Managment
Patrick W. Keene
Chief Financial Officer